Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 1,410	$ 1,533
Restricted bank deposits	332	247
Trade receivables (net of allowance for doubtful accounts of $31 and $75 at December 31, 2018 and 2017, respectively)	8,624	9,804
Other accounts receivable and prepaid expenses	829	898
Inventories	2,874	3,240
Total current assets	14,069	15,722
LONG-TERM ASSETS	177	220
PROPERTY AND EQUIPMENT, NET	1,108	651
OTHER INTANGIBLE ASSETS, NET	81	138
GOODWILL	4,676	4,676
Total assets	20,111	21,407
CURRENT LIABILITIES:
Current maturities of long-term loans	467	505
Trade payables	4,106	5,951
Employees and payroll accruals	778	822
Deferred revenues	768	798
Accrued expenses and other liabilities	313	304
Total current liabilities	6,432	8,380
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	1,867	2,523
Accrued severance pay	301	286
Total long-term liabilities	2,168	2,809
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary Shares of NIS 80.00 nominal value: Authorized; 6,000,000 and 4,000,000 shares at December 31, 2018 and 2017, respectively; Issued and outstanding: 3,553,714 and 3,356,689 shares at December 31, 2018 and 2017, respectively	75,317	70,855
Additional paid-in capital	5,369	9,415
Accumulated other comprehensive loss	(333)	(220)
Accumulated deficit	(68,842)	(69,832)
Total shareholders' equity	11,511	10,218
Total liabilities and shareholders' equity	$ 20,111	$ 21,407